Condensed Consolidated Interim Statements of Changes in Equity (unaudited) - CAD ($)	Issued capital [member]	Capital reserve [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total
Beginning balance, value at Jun. 30, 2020	$ 70,990,300	$ 15,716,067	$ (43,183,131)	$ 2,073,460	$ 45,596,696
Beginning balance, in shares at Jun. 30, 2020	105,497,320
IfrsStatementLineItems [Line Items]
Share-based payment		20,789			20,789
Warrants exercised	$ 860,581				860,581
Warrants exercised (in shares)	1,634,331
Stock options exercised	$ 589,830	(349,830)			240,000
Stock options exercised (in shares)	250,000
Net loss for the period			(2,787,507)		(2,787,507)
Currency translation differences for foreign operations				(1,079,611)	(1,079,611)
Ending balance, value at Sep. 30, 2020	$ 72,440,711	15,387,026	(45,970,638)	993,849	42,850,948
Ending balance, in shares at Sep. 30, 2020	107,381,651
Beginning balance, value at Jun. 30, 2021	$ 122,996,406	19,563,420	(68,617,507)	(2,398,853)	71,543,466
Beginning balance, in shares at Jun. 30, 2021	141,166,203
IfrsStatementLineItems [Line Items]
Share-based payment		1,115,134			1,115,134
Share issuance costs	(187,296)				(187,296)
Warrants exercised	$ 3,162,316				3,162,316
Warrants exercised (in shares)	3,031,281
Stock options exercised	$ 1,089,951	(685,490)			404,461
Stock options exercised (in shares)	395,509
Net loss for the period			(9,358,988)		(9,358,988)
Currency translation differences for foreign operations				1,190,905	1,190,905
Ending balance, value at Sep. 30, 2021	$ 127,061,377	$ 19,993,064	$ (77,976,495)	$ (1,207,948)	$ 67,869,998
Ending balance, in shares at Sep. 30, 2021	144,592,993